Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

19. Earnings (Loss) Per Share

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings (loss) per share computations shown on the consolidated statements of comprehensive income (loss) (dollars in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Basic earnings (loss) per share
Net income (loss)	$(12,929)	$143,232	$4,448	$170,981
Less: Net income allocated to unvested participating securities	—	(2,351)	(34)	(2,831)

Net income (loss) available to common stockholders (numerator)	$(12,929)	$140,881	$4,414	$168,150
Weighted-average common shares outstanding (denominator)	37,673	36,925	37,552	36,902

Basic earnings (loss) per share	$(0.34)	$3.82	$0.12	$4.56

Diluted earnings (loss) per share
Net income (loss)	$(12,929)	$143,232	$4,448	$170,981
Less: Net income allocated to unvested participating securities	—	(2,310)	(33)	(2,778)

Net income (loss) available to common stockholders (numerator)	$(12,929)	$140,922	$4,415	$168,203
Weighted-average common shares outstanding	37,673	36,925	37,552	36,902
Add: Effect of dilutive stock options, non-participating securities, and convertible notes	—	660	522	711

Diluted weighted-average common shares outstanding (denominator)	37,673	37,585	38,074	37,613

Diluted earnings (loss) per share	$(0.34)	$3.75	$0.12	$4.47

A portion of the Company’s unvested RSUs are considered participating securities. During periods of net income, the calculation of earnings per share for common stock is adjusted to exclude the income attributable to the participating securities from the numerator and exclude the dilutive impact of those shares from the denominator. During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company.

The calculation of diluted earnings (loss) per share does not include 8.0 million and 5.9 million shares for the three months ended June 2014 and 2013, respectively, and 6.3 million and 5.4 million for the six months ended June 30, 2014 and 2013, respectively, because their effect would have been antidilutive. The Convertible Notes are antidilutive when calculating earnings (loss) per share when the Company’s average stock price is less than $58.80. Upon conversion of the Convertible Notes, the Company may pay or deliver, at its option, cash, shares of the Company’s common stock, or a combination of cash and shares of common stock. It is the Company’s intent to settle all conversions through combination settlement, which involves repayment of an amount of cash equal to the principal amount and any excess of conversion value over the principal amount in shares of common stock.